Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
GMO Climate Change Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	   GMO CLIMATE CHANGE SERIES FUND
Supplement [Text Block]	gmost_SupplementTextBlock

GMO SERIES TRUST

Supplement dated September 25, 2018 to the
GMO Series Trust Multi-Class Prospectus, dated June 30, 2018

GMO Climate Change Series Fund

The sections appearing on page 23 of the GMO Series Trust Multi-Class Prospectus, dated June 30, 2018 (the “Prospectus”), captioned “Annual Fund operating expenses” and “Example” are replaced in their entirety with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	    Annual Fund operating expenses  <sup>   </sup>  (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	   June 30, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	   The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	   The amount has been restated to reflect current expense limitation arrangements in effect for Climate Change Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	   Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the fee waivers and contractual expense reimbursements noted in the expense table and all amounts shown include the expenses of both Climate Change Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

GMO Climate Change Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%	[2]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.07%	[2]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	$ 502
GMO Climate Change Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[2]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.92%	[2]
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	$ 455
GMO Climate Change Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[2]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	$ 424
GMO Climate Change Series Fund | Class PS
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.20%	[2],[6]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[2]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[5],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	$ 461

[1]	The amount reflects the management fee paid by Climate Change Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Climate Change Fund. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has voluntarily agreed to reduce Climate Change Fund’s management fee by 0.15% through December 31, 2018. GMO does not expect the 0.15% reduction of its management fee to continue beyond December 31, 2018.
[2]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Climate Change Fund (“Climate Change Fund”), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	The amount has been restated to reflect current expense limitation arrangements in effect for Climate Change Fund.
[5]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. This reimbursement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[6]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund’s Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund’s Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.